Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
(9) Accrued Expenses and Other Current Liabilities
As of June 30, 2022 and December 31, 2021, accrued expenses and other current liabilities consisted of the following:

	June 30, 2022	December 31, 2021
Accrued vacation	$626,039	$552,629
Accrued payroll	479,526	674,858
Accrued construction-in-progress	38,959	548,988
Accrued supplies	155,560	709,027
Accrued consulting	94,060	179,082
Accrued clinical trial expense	389,779	423,634
Accrued outside laboratory services	251,963	128,752
Accrued bonus & severance	1,591,291	1,804,288
Accrued contract manufacturing	12,285	1,000,824
Accrued legal	720,154	833,646
Accrued financing fees payable	5,123,500	5,100,000
Accrued franchise tax payable	32,501	216,251
Other accrued expenses	343,102	283,909

	$9,858,719	$12,455,888

(9) Accrued Expenses and Other Current Liabilities
As of December 31, 2021 and 2020, accrued expenses and other current liabilities consisted of the following:

	2021	2020
Accrued vacation	$552,629	$438,936
Accrued payroll	674,858	314,451
Accrued construction-in-progress	548,988	637,776
Accrued supplies	709,027	301,989
Accrued consulting	179,082	120,744
Accrued clinical trial expense	423,634	—
Accrued outside laboratory services	128,752	—
Accrued bonus & severance	1,804,288	—
Accrued contract manufacturing	1,000,824	—
Accrued legal	833,646	—
Accrued financing fees payable	5,100,000	—
Accrued franchise tax payable	216,251	—
Other accrued expenses	283,909	90,982

	$12,455,888	$1,904,878